Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 4,568		$ 2,585	$ 652
Revenue recognized from contract with customer	$ 2,200	$ 600	$ 700	$ 200